Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000212830
Shareholder Report [Line Items]
Fund Name	Hundredfold Select Alternative Fund
Trading Symbol	SFHYX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	2.22%Footnote Reference*

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Hundredfold Select Alternative Fund	2.39%	4.51%	7.96%	6.50%
Bloomberg U.S. Aggregate Bond Index	0.93%	5.81%	-0.52%	1.51%
S&P 500® Index	6.11%	18.41%	16.85%	12.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 142,854,160
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 738,710
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$142,854,160
Number of Portfolio Holdings	19
Advisory Fee	$738,710
Portfolio Turnover	135%

Holdings [Text Block]

Investment Model Exposure 1.72 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
High Yield Bond	60.60
Bond Other	45.70
Floating Rate	39.30
Alternative Other	21.40
Equity	5.00
Net Managed Futures	0.00

Portfolio Allocation (% of total (including notional) exposure)

High Yield Bond	60.60%
Bond Other	45.70%
Floating Rate	39.30%
Alternative Other	21.40%
Equity	5.00%
Net Managed Futures	0.00%
172.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nuveen Floating Rate Income Fund, Class I	13.4%
PGIM Floating Rate Income Fund, Class R6	10.9%
AQR Long-Short Equity Fund, Class I	10.6%
Fidelity Advisor Floating Rate High Income Fund, Class Z	10.4%
Nuveen High Yield Fund, Institutional Class	10.2%
American Beacon SiM High Yield Opportunities Fund, Class Y	10.1%
Putnam High Yield Fund, Class R6	10.0%
Fidelity Money Market Government Portfolio, Institutional Class	2.8%
First American Government Obligations Fund Class X	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.
C000212831
Shareholder Report [Line Items]
Fund Name	Hundredfold Select Alternative Fund
Trading Symbol	HFSAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.30%Footnote Reference*

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Hundredfold Select Alternative Fund	2.88%	5.48%	8.97%	7.48%
Bloomberg U.S. Aggregate Bond Index	0.93%	5.81%	-0.52%	1.51%
S&P 500® Index	6.11%	18.41%	16.85%	12.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 142,854,160
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 738,710
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$142,854,160
Number of Portfolio Holdings	19
Advisory Fee	$738,710
Portfolio Turnover	135%

Holdings [Text Block]

Investment Model Exposure 1.72 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
High Yield Bond	60.60
Bond Other	45.70
Floating Rate	39.30
Alternative Other	21.40
Equity	5.00
Net Managed Futures	0.00

Portfolio Allocation (% of total (including notional) exposure)

High Yield Bond	60.60%
Bond Other	45.70%
Floating Rate	39.30%
Alternative Other	21.40%
Equity	5.00%
Net Managed Futures	0.00%
172.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nuveen Floating Rate Income Fund, Class I	13.4%
PGIM Floating Rate Income Fund, Class R6	10.9%
AQR Long-Short Equity Fund, Class I	10.6%
Fidelity Advisor Floating Rate High Income Fund, Class Z	10.4%
Nuveen High Yield Fund, Institutional Class	10.2%
American Beacon SiM High Yield Opportunities Fund, Class Y	10.1%
Putnam High Yield Fund, Class R6	10.0%
Fidelity Money Market Government Portfolio, Institutional Class	2.8%
First American Government Obligations Fund Class X	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.